SCHEDULE OF REMAINING ANNUAL RENTAL PAYMENTS LEASE (Details)	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	$ 671,921
2024 [Member]
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	281,048
2025 And Beyond [Member]
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	$ 390,873